Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Net Unrealized Gain (Losses) on Open Contracts

The net unrealized gains (losses) on open contracts at December 31, 2015 and 2014, respectively, reported as a component of “Equity in trading account” in the Statements of Financial Condition, and their longest contract maturities were as follows:

Charter Campbell

	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$(300,605)	$51,849	$(248,756)	Mar. 2017	Mar. 2016
2014	774,574	518,669	1,293,243	Mar. 2016	Mar. 2015

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Net Unrealized Gain (Losses) on Open Contracts
Charter Aspect
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$(456,505)	$242,501	$(214,004)	Jun. 2018	Mar. 2016
2014	2,349,455	394,990	2,744,445	Jun. 2017	Mar. 2015

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Net Unrealized Gain (Losses) on Open Contracts
Charter WNT
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$292,925	$(52,666)	$240,259	Dec. 2018	Jun. 2016
2014	1,355,696	(189,115)	1,166,581	Mar. 2018	Jun. 2015